Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
At Santander, cybersecurity risk management is an integral part of our operational risk management and control model. Our cybersecurity risk management approach is designed to align with international best practices and provide a framework to measure and supervise our cyber risk profile and control environment, including threats and incidents associated with the use of third-party service providers.
Our operational risk model, where cybersecurity risk is embedded, establishes the items designed to manage and control operational risk properly according to legal and regulatory standards and best management practices. Its phases are: (i) strategic planning; (ii) identification and assessment of risks and internal controls; (iii) ongoing monitoring of the operational risk profile; and (iv) risk response decisions, including risk mitigation and risk transfer measures. Our model also covers reporting and escalation of relevant operational risk events, including cybersecurity risk, to senior risk executives in a timely manner. Operational risk control self-assessment (RCSA) is one of our main operational risk tools. It integrates specific reviews that allow for the identification of cybersecurity, technology, fraud, and third-party supplier risks as well as other risk drivers that could lead to operational risk or failure to meet legal or regulatory expectations. RCSA is implemented in Heracles, which is our management and reporting system for operational risk throughout the Group, supporting our operational risk programme and tools with a governance, risk and compliance (GRC) approach.
During 2025, we faced a dynamic and increasingly sophisticated threat landscape, including increased ransomware attacks, intensified hacktivism and supply chain threats, along with increased use of social engineering and AI techniques.
To face these challenges, Santander has continued to evolve its defences in line with a cybersecurity strategy centred on three pillars: (i) the principles of security by design were strengthened, incorporating risk management and the definition of security architectures from the early stages of each initiative; (ii) we continued to harness the potential of AI and automation to strengthen threat prevention, detection and response; and (iii) we strengthened our capacity to anticipate, resist and recover from potential cyber scenarios, thereby improving our response preparedness and ability to ensure the continuity of essential services. Among the main improvements are the global expansion of the permanently operational Cyber Emergency Response Team (CERT); and the expansion of resilience and recovery tests in line with DORA.
The Santander Fusion Center, which integrates the cybersecurity and IT monitoring teams, carries out the functions of detection, monitoring and response to operational failures and cybersecurity events for the Group's entities, 24 hours a day and seven days a week. In addition to regular testing and reviews performed by our cybersecurity team, independent third-party certification authorities review and certify our critical cybersecurity processes and controls. Certifications are periodically reviewed and updated, and new processes and controls are certified on an annual basis.
For information on our overall risk management process and tools, and risk reporting structure, see sections 1.3 ‘Risk and compliance governance’ and 1.4 ‘Risk management processes and tools’ in the ‘Risk management and compliance’ chapter in Part 1 of this annual report on Form 20-F. For details on the measurement, monitoring and control of cybersecurity-related risks, and their respective mitigation plans, and cybersecurity initiatives, see 7. ‘Data and Artificial Intelligence, Technology and the Fintech Ecosystem - Cybersecurity’ in the ‘Economic and financial review’ chapter and 5.2 ‘Operational risk management' (including Cyber risk) in the ‘Risk management and compliance’ chapter of this annual report on Form 20-F. For more details on the cybersecurity initiatives, including training and awareness we ran in 2025, see 3.3.3. ‘Privacy, data protection and cybersecurity’ in the ‘Sustainability statement’ chapter of this annual report on Form 20-F.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
At Santander, cybersecurity risk management is an integral part of our operational risk management and control model. Our cybersecurity risk management approach is designed to align with international best practices and provide a framework to measure and supervise our cyber risk profile and control environment, including threats and incidents associated with the use of third-party service providers.
Our operational risk model, where cybersecurity risk is embedded, establishes the items designed to manage and control operational risk properly according to legal and regulatory standards and best management practices. Its phases are: (i) strategic planning; (ii) identification and assessment of risks and internal controls; (iii) ongoing monitoring of the operational risk profile; and (iv) risk response decisions, including risk mitigation and risk transfer measures. Our model also covers reporting and escalation of relevant operational risk events, including cybersecurity risk, to senior risk executives in a timely manner. Operational risk control self-assessment (RCSA) is one of our main operational risk tools. It integrates specific reviews that allow for the identification of cybersecurity, technology, fraud, and third-party supplier risks as well as other risk drivers that could lead to operational risk or failure to meet legal or regulatory expectations. RCSA is implemented in Heracles, which is our management and reporting system for operational risk throughout the Group, supporting our operational risk programme and tools with a governance, risk and compliance (GRC) approach.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The board of directors and its delegated committees are the highest decision-making and monitoring bodies regarding management of cybersecurity risk. The innovation and technology committee of the board of directors is in charge of assisting the board with the supervision of cybersecurity risks in coordination with the risk supervision, regulation and compliance committee and the audit committee. The three committees are jointly responsible for monitoring the cybersecurity strategy of the Group and the internal audit coverage of cybersecurity risk and overseeing management's management and control of cybersecurity risks and monitoring of cybersecurity threats. For more information regarding these board committees see sections 4.5 'Audit committee activities in 2025', 4.8 'Risk supervision, regulation and compliance committee activities in 2025' and 4.10 'Innovation and technology committee activities in 2025' in the ‘Corporate governance’ chapter of this annual report on Form 20-F. For information regarding the experience of the members of these board committees, see section 4.1 'Our directors' in the ‘Corporate governance’ chapter of this annual report on Form 20-F.
Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation and remediation measures and maintaining cybersecurity programs. The Group Chief Operating & Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers. The Group Chief Operating & Technology Officer joined the Group in 2005 and has held senior management and IT-related positions within the Group and other companies such as IBM Financial Services Consulting. Management, including the Group Chief Operating & Technology Officer and our Global Chief Information Security Officer (who reports to the Group Chief Operating & Technology Officer), regularly, as well as on an as-needed basis, update the board of directors, the innovation and technology, risk supervision, regulation and compliance and audit committees on the Group’s cybersecurity programs, material cybersecurity risks and mitigation and remediation strategies and provide cybersecurity reports that cover, among other topics, cybersecurity threats and incidents and updates of the Group’s cybersecurity programs and mitigation strategies.
In recent years, we have experienced an increase in cybersecurity incidents, primarily related to Distributed Denial of Service (DDoS) attacks and incidents involving third-party service providers. We currently consider that all these incidents have been addressed and resolved without having a material adverse effect on our operations or customer data. Our team remains vigilant and committed to maintaining and enhancing as needed our cybersecurity measures designed to protect against evolving cybersecurity threats.
Despite our efforts, we cannot eliminate all risks from cybersecurity threats or provide assurances that we have not experienced an undetected cyberattack, data breach, data loss or other security incident. For more information about these risks, see 4. 'Risk Factors – 2.3 Operational and technology risks' and ‘2.1.2 We are subject to extensive regulation and regulatory and governmental oversight which could adversely affect our business, operations and financial condition – Privacy, data protection and cybersecurity’).

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors and its delegated committees are the highest decision-making and monitoring bodies regarding management of cybersecurity risk. The innovation and technology committee of the board of directors is in charge of assisting the board with the supervision of cybersecurity risks in coordination with the risk supervision, regulation and compliance committee and the audit committee. The three committees are jointly responsible for monitoring the cybersecurity strategy of the Group and the internal audit coverage of cybersecurity risk and overseeing management's management and control of cybersecurity risks and monitoring of cybersecurity threats. For more information regarding these board committees see sections 4.5 'Audit committee activities in 2025', 4.8 'Risk supervision, regulation and compliance committee activities in 2025' and 4.10 'Innovation and technology committee activities in 2025' in the ‘Corporate governance’ chapter of this annual report on Form 20-F. For information regarding the experience of the members of these board committees, see section 4.1 'Our directors' in the ‘Corporate governance’ chapter of this annual report on Form 20-F.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management, including the Group Chief Operating & Technology Officer and our Global Chief Information Security Officer (who reports to the Group Chief Operating & Technology Officer), regularly, as well as on an as-needed basis, update the board of directors, the innovation and technology, risk supervision, regulation and compliance and audit committees on the Group’s cybersecurity programs, material cybersecurity risks and mitigation and remediation strategies and provide cybersecurity reports that cover, among other topics, cybersecurity threats and incidents and updates of the Group’s cybersecurity programs and mitigation strategies.
Cybersecurity Risk Role of Management [Text Block]
Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation and remediation measures and maintaining cybersecurity programs. The Group Chief Operating & Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers. The Group Chief Operating & Technology Officer joined the Group in 2005 and has held senior management and IT-related positions within the Group and other companies such as IBM Financial Services Consulting. Management, including the Group Chief Operating & Technology Officer and our Global Chief Information Security Officer (who reports to the Group Chief Operating & Technology Officer), regularly, as well as on an as-needed basis, update the board of directors, the innovation and technology, risk supervision, regulation and compliance and audit committees on the Group’s cybersecurity programs, material cybersecurity risks and mitigation and remediation strategies and provide cybersecurity reports that cover, among other topics, cybersecurity threats and incidents and updates of the Group’s cybersecurity programs and mitigation strategies.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation and remediation measures and maintaining cybersecurity programs. The Group Chief Operating & Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers. The Group Chief Operating & Technology Officer joined the Group in 2005 and has held senior management and IT-related positions within the Group and other companies such as IBM Financial Services Consulting. Management, including the Group Chief Operating & Technology Officer and our Global Chief Information Security Officer (who reports to the Group Chief Operating & Technology Officer), regularly, as well as on an as-needed basis, update the board of directors, the innovation and technology, risk supervision, regulation and compliance and audit committees on the Group’s cybersecurity programs, material cybersecurity risks and mitigation and remediation strategies and provide cybersecurity reports that cover, among other topics, cybersecurity threats and incidents and updates of the Group’s cybersecurity programs and mitigation strategies.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Group Chief Operating & Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers. The Group Chief Operating & Technology Officer joined the Group in 2005 and has held senior management and IT-related positions within the Group and other companies such as IBM Financial Services Consulting.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation and remediation measures and maintaining cybersecurity programs. The Group Chief Operating & Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers. The Group Chief Operating & Technology Officer joined the Group in 2005 and has held senior management and IT-related positions within the Group and other companies such as IBM Financial Services Consulting.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true